Business Combination - Summary of Fair Values of Identifiable Assets and Liabilities as at the Date of Acquisition (Detail) - INR (₨) ₨ in Millions	Aug. 23, 2021	Mar. 31, 2021	Jan. 01, 2021	Aug. 28, 2020
Acquisition of Entities Which Were Earlier Under Joint Control
Assets
Property plant and equipment			₨ 2,559
Intangible assets			1,304
Right of use assets			38
Prepayments - non current			125
Loans - non current			11
Other non-current assets			24
Trade receivables			107
Loans - current			837
Cash and cash equivalents		₨ 46	46
Bank balances other than cash and cash equivalent			1
Prepayments - current			17
Others current financial assets			36
Other current assets			4
Inventories			3
Assets			5,112
Liabilities
Interest-bearing loans and borrowings - long term			4,072
Long term provisions			21
Other non-current liabilities			6
Other non-current financial liabilities			16
Deferred tax liabilities (net)			64
Trade payables			152
Other current financial liabilities			353
Liabilities			4,684
Total identifiable net assets at fair value			428
Non controlling interest in the acquired entity			107
Acquisition date fair value of previously held equity interest			507
Goodwill on acquisition			185
Regent Climate Connect Knowledge Solutions Private Limited
Assets
Property plant and equipment				₨ 1
Intangible assets				34
Deferred tax assets (net)				9
Other non-current financial assets				0
Non current tax assets (net)				3
Trade receivables				6
Cash and cash equivalents		₨ 0		0
Others current financial assets				1
Other current assets				2
Assets				56
Liabilities
Interest-bearing loans and borrowings - long term				8
Long term provisions				2
Interest-bearing loans and borrowings - short term				24
Trade payables				7
Other current financial liabilities				2
Other current liabilities				9
Short term provisions				0
Liabilities				52
Total identifiable net assets at fair value				4
Purchase consideration transferred				34
Goodwill on acquisition				₨ 30
RPPL
Liabilities
Total identifiable net assets at fair value	₨ 130,497		₨ 322
Non controlling interest in the acquired entity	₨ 4,242